Summary of Significant Accounting Policies - Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Current
Federal			$ 29,185	$ 34,887
State			11,115	13,390
Provision for Income Taxes	$ 10,208	$ 22,993	$ 40,300	$ 48,277